Aggressive Investors 1 Fund
Schedule of Investments (Unaudited)
1
Showing percentage of net assets as of September 30, 2025
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.99%
Communication Services - 9.65%
Alphabet, Inc., Class A 20,400 $ 4,959,240
Comcast Corp., Class A 58,000 1,822,360
Electronic Arts, Inc. 12,000 2,420,400
Meta Platforms, Inc.,
Class A 5,400 3,965,652
Netflix, Inc.* 1,800 2,158,056
Reddit, Inc., Class A* 9,700 2,230,903
ROBLOX Corp.,
Class A* 10,000 1,385,200
Verizon Communications,
Inc. 50,000 2,197,500
21,139,311
Consumer Discretionary - 9.96%
Airbnb, Inc., Class A* 15,000 1,821,300
Amazon.com, Inc.* 17,200 3,776,604
Booking Holdings, Inc. 600 3,239,562
eBay, Inc. 25,000 2,273,750
Expedia Group, Inc. 7,800 1,667,250
General Motors Co. 41,300 2,518,061
O'Reilly Automotive, Inc.* 21,000 2,264,010
Royal Caribbean
Cruises, Ltd. 6,300 2,038,554
Tapestry, Inc. 9,800 1,109,556
Wayfair, Inc., Class A*+ 12,500 1,116,625
21,825,272
Consumer Staples - 2.80%
Celsius Holdings, Inc.* 20,000 1,149,800
Costco Wholesale Corp. 1,867 1,728,151
Maplebear, Inc.* 44,000 1,617,440
Pilgrim's Pride Corp.+ 40,000 1,628,800
6,124,191
Energy - 3.44%
EOG Resources, Inc. 14,000 1,569,680
Marathon Petroleum
Corp. 12,700 2,447,798
Ovintiv, Inc. 26,200 1,057,956
Valero Energy Corp. 14,400 2,451,744
7,527,178
Financials - 20.33%
Affirm Holdings, Inc.*+ 15,000 1,096,200
American Express Co. 7,000 2,325,120
American International
Group, Inc. 12,000 942,480
Ameriprise Financial, Inc. 3,400 1,670,250
Arch Capital Group, Ltd. 10,000 907,300
Industry Company Shares Value
Financials (continued)
Charles Schwab Corp.
(The) 23,200 $ 2,214,904
Citizens Financial Group,
Inc. 40,800 2,168,928
East West Bancorp, Inc. 12,300 1,309,335
Equitable Holdings, Inc. 35,000 1,777,300
Fifth Third Bancorp 23,800 1,060,290
First Horizon Corp. 52,000 1,175,720
Fiserv, Inc.* 4,500 580,185
Globe Life, Inc. 11,700 1,672,749
Goldman Sachs Group,
Inc. (The) 3,000 2,389,050
Interactive Brokers
Group, Inc., Class A 32,000 2,201,920
LPL Financial Holdings,
Inc. 3,300 1,097,877
M&T Bank Corp. 10,500 2,075,010
Northern Trust Corp. 17,000 2,288,200
Prudential Financial, Inc. 15,800 1,639,092
Regions Financial Corp. 40,000 1,054,800
RenaissanceRe
Holdings, Ltd. 5,000 1,269,650
Robinhood Markets, Inc.,
Class A* 22,000 3,149,960
Royal Bank of Canada 10,000 1,473,200
SoFi Technologies, Inc.* 50,000 1,321,000
Synchrony Financial 39,300 2,792,265
Toast, Inc., Class A* 26,400 963,864
U.S. Bancorp 40,000 1,933,200
44,549,849
Health Care - 9.42%
Alnylam
Pharmaceuticals, Inc.* 4,700 2,143,200
Bristol-Myers Squibb
Co. 32,000 1,443,200
Cardinal Health, Inc. 13,200 2,071,872
Cencora, Inc. 6,000 1,875,180
Exelixis, Inc.* 65,000 2,684,500
Hologic, Inc.* 29,100 1,963,959
Illumina, Inc.*+ 21,300 2,022,861
Merck & Co., Inc. 26,400 2,215,752
Tenet Healthcare Corp.* 12,000 2,436,480
Veeva Systems, Inc.,
Class A* 6,000 1,787,460
20,644,464
Industrials - 7.63%
Automatic Data
Processing, Inc. 6,500 1,907,750
Axon Enterprise, Inc.* 2,500 1,794,100

Aggressive Investors 1 Fund
Schedule of Investments (Unaudited)
(continued)
2
Showing percentage of net assets as of September 30, 2025
Quarterly Report | September 30, 2025 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Industrials (continued)
EMCOR Group, Inc. 4,700 $ 3,052,838
GE Vernova, Inc. 3,400 2,090,660
MasTec, Inc.* 11,500 2,447,315
Paychex, Inc. 6,000 760,560
Rocket Lab Corp.*+ 40,000 1,916,400
Rockwell Automation,
Inc. 2,500 873,825
United Airlines Holdings,
Inc.* 19,500 1,881,750
16,725,198
Information Technology - 32.32%
Adobe, Inc.* 4,600 1,622,650
Amphenol Corp.,
Class A 18,000 2,227,500
Apple, Inc. 25,000 6,365,750
Applied Materials, Inc. 11,000 2,252,140
AppLovin Corp.,
Class A* 3,600 2,586,744
Arista Networks, Inc.* 15,500 2,258,505
Astera Labs, Inc.* 12,000 2,349,600
Broadcom, Inc. 5,000 1,649,550
Check Point Software
Technologies, Ltd.* 13,000 2,689,830
F5, Inc.* 6,500 2,100,735
Gen Digital, Inc. 35,000 993,650
Hewlett Packard
Enterprise Co. 50,000 1,228,000
HP, Inc. 50,000 1,361,500
Jabil, Inc. 8,000 1,737,360
Lumentum Holdings,
Inc.*+ 7,000 1,138,970
Microsoft Corp. 17,700 9,167,715
NetApp, Inc. 21,100 2,499,506
NVIDIA Corp. 60,096 11,212,712
Palantir Technologies,
Inc., Class A* 23,700 4,323,354
Salesforce, Inc. 6,400 1,516,800
Skyworks Solutions, Inc. 28,000 2,155,440
Snowflake, Inc.* 9,700 2,187,835
Twilio, Inc., Class A* 10,000 1,000,900
VeriSign, Inc. 7,700 2,152,689
Zscaler, Inc.* 6,800 2,037,688
70,817,123
Materials - 1.70%
CF Industries Holdings,
Inc. 25,700 2,305,290
Industry Company Shares Value
Materials (continued)
Linde PLC 3,000 $ 1,425,000
3,730,290
Utilities - 2.74%
NRG Energy, Inc. 19,500 3,158,025
Vistra Corp. 14,500 2,840,840
5,998,865
TOTAL COMMON STOCKS - 99.99% 219,081,741
(Cost $155,675,564)
TOTAL INVESTMENTS
-
99.99%
$ 219,081,741
(Cost $155,675,564)
Other Assets in Excess of Liabilities - 0.01% 11,264
NET ASSETS - 100.00% $ 219,093,005
* Non-income producing security.
+ This security or a portion of the security is out on loan as of
September 30, 2025. Total loaned securities had a value of
$8,274,625 as of September 30, 2025.
PLC - Public Limited Company

Aggressive Investors 1 Fund
Schedule of Investments (Unaudited)
(continued)
3
bridgewayfunds.com
Summary of inputs used to value the Fund’s investments as of 9/30/2025:
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks (a) $ 219,081,741 $ – $ – $ 219,081,741
TOTAL
$219,081,741 $– $– $219,081,741
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.